Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2021 - Summary of useful life of intangible assets other than goodwill (Detail)	12 Months Ended
Dec. 31, 2021
Licences [member] | Bottom of range [member]
Disclosure Of Detailed Information About Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Licences [member] | Top of range [member]
Disclosure Of Detailed Information About Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Computer software [member] | Bottom of range [member]
Disclosure Of Detailed Information About Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Computer software [member] | Top of range [member]
Disclosure Of Detailed Information About Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years